SEGMENTS	6 Months Ended
Jun. 30, 2021
Segment Reporting [Abstract]
SEGMENTS

13. SEGMENTS

The Company’s business is organized into four material reportable segments which aggregate 99% of revenue:

1) Homes revenue

2) Completed lots revenue

3) Entitled land revenue

4) Fee build revenue

The reporting segments follow the same accounting policies used in the preparation of the Company’s consolidated financial statements. The following represents selected information for the Company’s reportable segment for the three months ended June 30, 2021 and 2020 and the six months ended June 30, 2021 and 2020. Immaterial construction materials revenues and costs are included in the homes segment.

	For the Three Months ended		For the Six Months ended
	June 30,		June 30,
	2021	2020	2021	2020
Revenue by segment
Homes	$3,474,200	$8,329,800	$10,348,400	$18,270,800
Completed lots	-	-	7,000,000	-
Entitled land	9,310,000	-	9,310,000	-
Fee Build	1,348,200	-	1,348,200	-
	$14,132,400	$8,329,800	$28,006,600	$18,270,800

Cost of goods sold by segment
Homes	$2,681,500	$7,436,000	$8,742,800	$17,264,200
Completed lots	-	-	7,046,400	-
Entitled land	6,934,900	-	7,094,200	-
Fee Build	1,188,700	-	1,188,700	-
	$10,805,100	$7,436,000	$24,072,100	$17,264,200

Gross profit (loss) by segment
Homes	$792,700	$893,800	$1,605,600	$1,006,600
Completed lots	-	-	(46,400)	-
Entitled land	2,375,100	-	2,215,800	-
Fee Build	159,500	-	159,500	-
	$3,327,300	$893,800	$3,934,500	$1,006,600